Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 508,544	$ 925,964	$ 3,098,140	$ 1,287,276
Franchise tax	20,743	50,000	81,600	282,342
Total operating expenses	529,287	975,964	3,179,740	1,569,618
OTHER INCOME
Interest and dividend income on cash and marketable securities held in Trust Account	79,139	113,870	429,125	1,411,854
Change in fair value of derivative warrant liabilities	(67,767)	(71,334)	248,953	1,997,334
Total other income	11,372	42,536	678,078	3,409,188
INCOME BEFORE PROVISION FOR INCOME TAXES	(517,915)	(933,428)	(2,501,662)	1,839,570
Income tax provision	(12,262)	(13,413)	(72,980)	(216,203)
NET LOSS	$ (530,177)	$ (946,841)	$ (2,574,642)	$ 1,623,367
Weighted average shares outstanding of Common stock (in Shares)	3,050,941	3,519,465	3,336,745	12,278,562
Basic net loss per share, Common stock (in Dollars per share)	$ (0.17)	$ (0.27)	$ (0.77)	$ 0.13